Commitments and Contingencies - Future Minimum Rentals Due Under Non-Cancelable Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 3,500
2016	3,336
2017	5,864
2018	5,023
2019	5,885
Thereafter	41,998
Total	$ 65,606